SHORT-TERM AND LONG-TERM INVESTMENTS (Summary of Continuous Unrealized Losses and Fair Values) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Held-to-maturity Securities [Line Items]
Unrealized losses, less than 12 months	$ (1,753)	$ (189)
Unrealized losses, 12 months or more	(784)	(729)
Unrealized losses, total	(2,537)	(918)
Fair Value, Less than 12 months	244,542	47,575
Fair Value,12 months or more	120,394	93,754
Fair Value, Total	364,936	141,329
Corporate Debentures [Member]
Schedule of Held-to-maturity Securities [Line Items]
Unrealized losses, less than 12 months	(1,750)	(189)
Unrealized losses, 12 months or more	(588)	(522)
Unrealized losses, total	(2,338)	(711)
Fair Value, Less than 12 months	242,545	47,575
Fair Value,12 months or more	113,581	86,950
Fair Value, Total	356,126	$ 134,525
US Agencies [Member]
Schedule of Held-to-maturity Securities [Line Items]
Unrealized losses, less than 12 months	$ (3)
Unrealized losses, 12 months or more
Unrealized losses, total	$ (3)
Fair Value, Less than 12 months	$ 1,997
Fair Value,12 months or more
Fair Value, Total	$ 1,997
US Treasuries [Member]
Schedule of Held-to-maturity Securities [Line Items]
Unrealized losses, less than 12 months
Unrealized losses, 12 months or more	$ (196)	$ (207)
Unrealized losses, total	$ (196)	$ (207)
Fair Value, Less than 12 months
Fair Value,12 months or more	$ 6,813	$ 6,804
Fair Value, Total	$ 6,813	$ 6,804